Equity	9 Months Ended
Sep. 30, 2019
Equity [Abstract]
Equity

Note 10. Equity

a. Stock-based compensation plans

Stock-based compensation expenses for equity-classified stock options, restricted share units (“RSUs”) and performance stock units ("PSUs") were allocated as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2019	2018	2019	2018
	U.S $ in thousands		U.S $ in thousands
Cost of sales	$475	$351	$1,370	$1,180
Research and development, net	1,494	928	3,764	2,608
Selling, general and administrative	3,466	2,734	10,623	7,918
Total stock-based compensation expenses	$5,435	$4,013	$15,757	$11,706

A summary of the Company’s stock option activity for the nine months ended September 30, 2019 is as follows:

		Weighted Average
	Number of Options	Exercise Price
Options outstanding as of January 1, 2019	2,551,743	$30.82
Exercised	(242,317)	21.34
Forfeited	(218,568)	27.40
Options outstanding as of September 30, 2019	2,090,858	$32.28
Options exercisable as of September 30, 2019	1,600,304	$35.90

During the nine-month periods ended September 30, 2019 and 2018, the Company issued 242,317 shares and 87,158 shares, respectively, upon the exercise of stock options. This resulted in an increase in equity of $5.2 million and $1.7 million for the nine-month periods ended September 30, 2019 and 2018, respectively.

As of September 30, 2019, the unrecognized compensation cost of $5.1 million related to all unvested, equity-classified stock options is expected to be recognized as an expense over a weighted-average period of 1.4 years.

A summary of the Company’s RSUs and PSUs activity for the nine months ended September 30, 2019 is as follows:

		Weighted Average
	Number of RSUs and PSUs	Grant Date Fair Value
Unvested as of January 1, 2019	1,422,887	$20.17
Granted	1,564,182	26.61
Vested	(304,408)	20.47
Forfeited	(251,574)	22.19
Unvested as of September 30, 2019	2,431,087	$24.07

The fair value of RSUs and PSUs is determined based on the quoted price of the Company’s ordinary shares on the date of the grant.

As of September 30, 2019, the unrecognized compensation cost of $45.1 million related to all unvested, equity-classified RSUs and PSUs is expected to be recognized as expense over a weighted-average period of 2.9 years.

b. Accumulated other comprehensive loss

The following tables present the changes in the components of accumulated other comprehensive income (loss), net of taxes, for the nine months ended September 30, 2019 and 2018, respectively:

	Nine months ended September 30, 2019
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	hedges	adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2019	$(627)	$(7,126)	$(7,753)
Other comprehensive income (loss) before reclassifications	1,689	(1,398)	291
Amounts reclassified from accumulated other comprehensive loss	(505)	-	(505)
Other comprehensive income (loss)	1,184	(1,398)	(214)
Balance as of September 30, 2019	$557	$(8,524)	$(7,967)

	Nine months ended September 30, 2018
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	hedges	adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2018	$330	$(7,353)	$(7,023)

Other comprehensive income (loss) before reclassifications	(733)	(1,540)	(2,273)
Amounts reclassified from accumulated other comprehensive loss	386	95	481
Other comprehensive loss	(347)	(1,445)	(1,792)
Balance as of September 30, 2018	$(17)	$(8,798)	$(8,815)